Exhibit 99.16

Client Name:	Onslow
Client Project Name:	OBX 2024-NQM3
Start - End Dates:	1/11/2023 - 12/17/2023
Deal Loan Count:	25

Conditions Report 2.0

Loans in Report:	25
Loans with Conditions:	13

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Property Valuations Review Scope
1 - Category: Value
22 - Total Satisfied Conditions

17 - Credit Review Scope
5 - Category: Application
3 - Category: Income/Employment
8 - Category: Legal Documents
1 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
1 - Category: FEMA
1 - Category: Value
3 - Compliance Review Scope
2 - Category: Documentation
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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